INCOME TAXES - Components of Income Tax Expense (Benefit) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Current (expense) benefit	$ 0	$ 0	$ 40
Deferred (expense) benefit	21	24	(11)
Income tax (expense) benefit	$ 21	$ 24	$ 29